Document and Entity Information (USD $)	6 Months Ended
	Jul. 03, 2011	Aug. 09, 2011	Jun. 27, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	UFood Restaurant Group, Inc.
Entity Central Index Key	0001369233
Document Type	S-1
Document Period End Date	Jul 3, 2011
Amendment Flag	true
Amendment Description	Amendment to S-1
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--01-02
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 10,176,259
Entity Common Stock, Shares Outstanding		44,815,976

Consolidated Balance Sheets (USD $)	Jul. 03, 2011	Jan. 02, 2011
Current assets:
Cash and cash equivalents	$ 1,227,852	$ 2,797,452
Restricted cash	40,129	40,041
Accounts receivable, net	25,131	8,334
Inventories	119,849	118,324
Prepaid expenses and other current assets	88,938	78,310
Total current assets	1,501,899	3,042,461
Property and equipment:
Equipment	1,093,454	1,006,238
Furniture and fixtures	303,570	210,251
Leasehold improvements	1,743,720	1,722,654
Website development costs	69,485	27,050
Total property and equipment	3,210,229	2,966,193
Accumulated depreciation and amortization	2,044,368	1,863,148
Net fixed assets	1,165,861	1,103,045
Other assets:
Deferred financing costs, net	4,628	7,717
Goodwill	75,363	75,363
Other	84,728	84,382
Total other assets	164,719	167,462
Total assets	2,832,479	4,312,968
Current liabilities:
Current portion of long-term debt	450,000	450,000
Current portion of capital lease obligations	15,299	27,496
Accounts payable	216,366	279,102
Franchisee deposits	122,500	80,000
Accrued dividends	564,114	225,779
Accrued expenses and other current liabilities	242,814	165,632
Total current liabilities	1,611,093	1,228,009
Long-term liabilities:
Long-term debt	74,334	62,120
Warrant liability	642,277	1,451,669
Capital lease obligations	11,070	17,844
Other noncurrent liabilities	79,398	83,716
Long-term liabilities	807,079	1,615,349
Total liabilities	2,418,172	2,843,358
Commitments and contingencies
Stockholders' equity:
Preferred stock value	52	57
Common stock, $0.001 par value, 300,000,000 shares authorized, 44,815,976 and 40,487,294 shares issued and outstanding at April 3, 2011 and January 2, 2011 respectively	44,816	40,487
Additional paid-in capital	43,279,990	42,845,625
Accumulated deficit	(42,910,590)	(41,416,598)
Total stockholders' equity	414,307	1,469,610
Total liabilities and stockholders' equity	2,832,479	4,312,968
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	52	57
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	$ 39	$ 39

Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 03, 2011	Jan. 02, 2011
Stockholders' equity:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	51,925	51,925
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares Issued	44,815,976	40,487,294
Common Stock, Shares Outstanding	44,815,976	40,487,294
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, shares issued	51,925	51,925
Preferred stock, shares outstanding	51,925	51,925
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock, shares issued	39,285	39,285
Preferred stock, shares outstanding	39,285	39,285

Consolidated Statements of Operations (unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jul. 03, 2011	Jun. 27, 2010	Jul. 03, 2011	Jun. 27, 2010
Revenues:
Store sales	$ 1,068,144	$ 1,199,274	$ 1,986,213	$ 2,268,244
Franchise royalties and fees	62,907	97,159	117,037	149,949
Other revenue		6,647	2,854	7,025
Total revenues	1,131,051	1,303,080	2,106,104	2,425,218
Store operating expenses:
Food and paper costs	325,095	355,095	602,001	659,564
Cost of nutritional products	83,507	100,364	148,755	184,353
Labor	316,331	318,942	617,960	625,385
Occupancy	109,791	110,896	216,705	234,724
Other store operating expenses	183,740	212,297	376,756	420,942
General and administrative expenses	840,589	892,986	1,765,721	1,610,382
Advertising, marketing and promotion expenses	53,175	70,683	115,595	110,335
Depreciation and amortization	95,570	81,093	181,220	164,075
Total costs and expenses	2,007,798	2,142,356	4,024,713	4,009,760
Operating loss	(876,747)	(839,276)	(1,918,609)	(1,584,542)
Other income (expense):
Interest income	1,521	1,625	3,945	4,157
Interest expense	(11,608)	(399,826)	(22,415)	(784,039)
Other income	490,987	(153,184)	809,392	(222,085)
Other income (expense), net	480,900	(551,385)	790,922	(1,001,967)
Loss before income taxes	(395,847)	(1,390,661)	(1,127,687)	(2,586,509)
Income taxes
Net loss	(395,847)	(1,390,661)	(1,127,687)	(2,586,509)
Dividends on preferred stock	(191,513)		(366,305)
Net loss attributable to common stockholders	$ (587,360)	$ (1,390,661)	$ (1,493,992)	$ (2,586,509)
Weighted average number of shares outstanding-basic and diluted	41,857,226	39,002,440	41,197,964	38,551,920
Basic and diluted loss per share	$ (0.01)	$ (0.04)	$ (0.04)	$ (0.07)

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jul. 03, 2011	Jun. 27, 2010
Cash flows from operating activities:
Net loss	$ (1,127,687)	$ (2,586,509)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	181,220	164,075
Amortization of the beneficial conversion feature	12,214	364,012
Deferred financing costs	3,089	173,828
Provision for doubtful accounts		(66,322)
Stock-based compensation	319,913	253,719
Change in fair value of warrant liability	(809,392)	222,085
Loss on disposal of assets		4,315
Non-cash promotion expenses	100,266	144,638
Non-cash interest payments		208,335
Increase (decrease) in cash from changes in assets and liabilities:
Accounts receivable	(16,797)	202,176
Inventories	(1,524)	(3,264)
Prepaid expenses and other current assets	(10,628)	20,562
Other assets and noncurrent liabilities	(346)	2,079
Accounts payable	(62,736)	21,373
Franchisee deposits	42,500	(11,895)
Accrued expenses and other current liabilities	72,864	9,996
Net cash used in operating activities	(1,297,044)	(876,797)
Cash flows from investing activities:
Acquisition of property and equipment	(244,036)	(37,057)
Net cash used in investing activities	(244,036)	(37,057)
Cash flows from financing activities:
Proceeds from issuance of common stock, net		53,846
Payments for financing costs	(9,461)	(52,535)
Payments on long-term debt		(407,882)
Payments on capital lease obligations	(18,971)	(30,046)
(Increased) decrease in restricted cash	(88)	20,425
Net cash used in financing activities	(28,520)	(416,192)
Decrease in cash and cash equivalents	(1,569,600)	(1,330,046)
Cash and cash equivalents - beginning of year	2,797,452	2,278,427
Cash and cash equivalents - end of period	$ 1,227,852	$ 948,381

Consolidated Statements of Changes In Stockholders' Equity (Unaudited) (USD $)	3 Months Ended	6 Months Ended						6 Months Ended					6 Months Ended					6 Months Ended
	Jul. 03, 2011	Jul. 03, 2011	Jul. 03, 2010	Jul. 03, 2010 Series A Preferred Stock [Member] Preferred Stock [Member]	Jul. 03, 2010 Series B Preferred Stock [Member] Preferred Stock [Member]	Jul. 03, 2011 Preferred Stock [Member]	Jan. 02, 2011 Preferred Stock [Member]	Jul. 03, 2010 Series A Preferred Stock [Member] Common Stock	Jul. 03, 2010 Series B Preferred Stock [Member] Common Stock	Jul. 03, 2010 Common Stock	Jul. 03, 2011 Common Stock	Jan. 02, 2011 Common Stock	Jul. 03, 2010 Series A Preferred Stock [Member] Additional Paid-in Capital	Jul. 03, 2010 Series B Preferred Stock [Member] Additional Paid-in Capital	Jul. 03, 2010 Additional Paid-in Capital	Jul. 03, 2011 Additional Paid-in Capital	Jan. 02, 2011 Additional Paid-in Capital	Jul. 03, 2010 Accumulated Deficit	Jul. 03, 2011 Accumulated Deficit	Jan. 02, 2011 Accumulated Deficit
Beginning balance		$ 1,469,610				$ 91	$ 96				$ 44,816	$ 40,487				$ 43,279,990	$ 42,845,625		$ (42,910,590)	$ (41,416,598)
Beginning balance, shares							96,325				44,815,977	40,487,294
Conversion of Preferred Stock Series "A" and "B" into common stock, shares				(5,000)	(115)			3,846,154	50,000
Conversion of Preferred Stock Series "A" and "B" into common stock				(5)				3,846	50				(3,841)	(50)
Common stock issued for consulting, marketing & promotional services, shares										219,129
Common stock issued for consulting, marketing & promotional services			40,700							219					40,481
Common stock base compensation for consulting, marketing and promotional expenses			59,566												59,566
Common stock base compensation			319,913												319,913
Payments for financing costs			(9,461)												(9,461)
Payment of dividends to preferred stock converted into common stock, shares										213,400
Payment of dividends to preferred stock converted into common stock			27,970							213					27,757
Dividends on preferred stock			(366,305)															(366,305)
Net loss for the six months ended July 3, 2011	(395,847)	(1,127,687)	(1,127,687)															(1,127,687)
Ending balance	$ 414,307	$ 414,307				$ 91	$ 96				$ 44,816	$ 40,487				$ 43,279,990	$ 42,845,625		$ (42,910,590)	$ (41,416,598)
Ending balance, shares	91,210	91,210					96,325				44,815,977	40,487,294

Nature of Operations and Basis of Presentation	6 Months Ended
Jul. 03, 2011
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation
Nature of Operations
UFood Restaurant Group, Inc. was incorporated in the State of Nevada on February 8, 2006 as Axxent Media Corp. Prior to December 18, 2007, UFood was a development stage company headquartered in Vancouver, Canada. As Axxent Media Corp., the Company’s business was to obtain reproduction and distribution rights to foreign films within North America and also to obtain the foreign rights to North American films for reproduction and distribution to foreign countries. On August 8, 2007, the Company changed its name to UFood Franchise Company, Inc., and on September 25, 2007, changed its name to UFood Restaurant Group, Inc. (UFood or the Company). Following the Merger described below, the Company abandoned its former plans with respect to film reproduction and distribution rights.
On December 18, 2007, (the Merger Date) pursuant to the terms of an Agreement and Plan of Merger and Reorganization, a wholly-owned subsidiary of the Company merged with and into KnowFat Franchise Company, Inc. (KnowFat). Following the merger (the Merger), UFood continued KnowFat’s business operations as a franchisor and operator of fast-casual food service restaurants that capitalize on consumer demands for great tasting food with healthy attributes. As of July 3, 2011, the Company’s operations consisted of four Company-owned restaurants and four franchisee owned restaurants. On the Merger Date, each share of KnowFat common stock issued and outstanding immediately prior to the Merger was exchanged for 1.52350763 shares of UFood Common Stock. All share amounts have been adjusted to reflect the effect of the share exchange.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the rules and regulations of the Securities and Exchange Commission. They include the activity and balances of UFood and its subsidiaries but do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. The interim consolidated financial statements are unaudited; however, they include all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly UFood’s financial position at July 3, 2011, and the results of its operations and cash flows for the fiscal quarters ended July 3, 2011 and June 27, 2010. The results of operations for the fiscal quarters ended July 3, 2011 are not necessarily indicative of the results to be expected for future quarters or the full year. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes thereto for the fiscal year ended January 2, 2011 included in the Company’s Annual Report as amended by Form 10-K/A filed on May 18, 2011.
As shown in the accompanying consolidated financial statements, the Company has incurred recurring net losses and negative cash flows from operations. Over the past few years, the Company’s operations have been funded through a combination of private equity and debt financing. As of July 3, 2011, the Company had approximately  $1,228,000 of unrestricted cash. Based on current trends, management believes that additional franchises will be sold within the next six months, and that the additional capital raised will be sufficient to support activities through 2011. The Company is subject to a number of risks similar to those of other companies in its industry, including dependence on key individuals, competition from substitute products, the successful attraction of franchisee, and the ability to obtain adequate additional financing necessary to fund continuing operations. The Company is currently in the process of raising additional equity capital. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Summary of Significant Accounting Policies	6 Months Ended
Jul. 03, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Fiscal Quarters
In 2011, our fiscal quarters end on April 3rd, July 3rd, October 2nd of 2011, and January 1st, 2012. In 2010, our fiscal quarters ended on March 28th, June 27th, September 26th, 2010 and January 2nd, 2011.
Principles of Consolidation
The consolidated financial statements include the assets, liabilities and results of operations of UFood Restaurant Group, Inc. and its subsidiary. All significant intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual amounts could differ from those estimates.
Reclassifications
Certain reclassifications have been made to conform previously reported data to the current presentation.
Deferred Financing Costs
Deferred financing costs represent costs paid to third parties in order to obtain long-term financing and have been included in other assets. Deferred financing costs are amortized over the life of the related debt. Amortization expense related to these costs was  $3,089 and  $173,828 for the six months ended July 3, 2011 and June 27, 2010, respectively, and is included in interest expense. The amortization expense recorded by the Company for the three months ended July 3, 2011 and June 27, 2010 was  $1,545 and  $86,425 respectively.
Valuation of Goodwill
We account for goodwill and other intangible assets under ASC No. 805, Business Combinations, and ASC No. 350-20 to 30, Goodwill and Other Intangible Assets. ASC No. 805 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and that certain intangible assets acquired in a business combination be recognized as assets apart from goodwill. Under ASC No. 350-20 to 30, purchased goodwill and intangible assets with indefinite lives are not amortized, but instead tested for impairment at least annually or whenever events or changes in circumstances indicate the carrying value may not be recoverable. Goodwill attributable to our franchise operations segment is evaluated by comparing the Company’s fair market value, determined based upon quoted market prices of the Company’s equity securities, to the carrying amount of goodwill. Goodwill attributable to our store operations segment is evaluated on a restaurant-by-restaurant basis by comparing the restaurant’s estimated fair value to the carrying value of the restaurant’s underlying net assets inclusive of goodwill. Fair value is determined based upon the restaurant’s estimated future cash flows. Future cash flows are estimated based upon a restaurant’s historical operating performance and management’s estimates of future revenues and expenses over the period of time that the Company expects to operate the restaurant, which generally coincides with the initial term of the restaurant’s lease but which may take into account the restaurant’s first lease renewal period up to 5 years. The estimate of a restaurant’s future cash flows may also include an estimate of the restaurant’s terminal value, determined by applying a capitalization rate to the restaurant’s estimated cash flows during the last year of the forecast period. The capitalization rate used by the Company was determined based upon the restaurant’s location, cash flows and growth prospects. As of the first day of the fourth quarter of the year ended January 2, 2011 according to our policy we have tested the carrying value of the Goodwill attributable to our store operations and no impairment was necessary. The carrying amount of goodwill may be impaired in the future if our actual operating results and cash flows fall short of our expectations.
Impairment of Long-Lived Assets
In accordance with ASC No. 360 Property, Plant and Equipment, when impairment indicators exist, the Company evaluates its long-lived assets for potential impairment. Potential impairment is assessed when there is evidence that events or changes in circumstances have occurred that indicate the carrying amount of an asset may not be recovered. When events or changes in circumstances have occurred that indicate a long-lived asset may be impaired, the Company uses estimates of future cash flows on a restaurant-by-restaurant basis to test the recoverability of its long-lived assets. Future cash flows are estimated based upon the restaurant’s historical operating performance and management’s projections of future revenues and expenses and may take into account the restaurant’s estimated terminal value. Long-lived assets may be impaired in the future if our actual operating results and cash flows fall short of our expectations.
Revenue Recognition
The Company records revenue for Company-owned store sales upon the delivery of the related food and other products to the customer. The Company records a liability in the period in which a gift card is issued and proceeds are received. As gift cards are redeemed, this liability is reduced and revenue is recognized.
The Company follows the accounting guidance of ASC No. 952-605-25 and 952-340-25, Franchisors. Franchisee deposits represent advances on initial franchise fees prior to the opening of the franchisee location. We recognize initial franchise fee revenue when all material services we are required to perform and all material conditions we are required to satisfy have been substantially completed, which is generally the opening of the franchised location. The Company defers direct costs related to franchise sales until the related revenue is recognized; however, the deferred costs shall not exceed anticipated revenue less estimated additional related costs. Such costs include training, facilities design, menu planning and marketing. Franchise royalty revenues are recognized in the same period the relevant franchisee sales occur.
Rent Expense
The Company recognizes rent expense on a straight-line basis over the reasonably assured lease term as defined in ASC No. 840, Leases. The reasonably assured lease term on most of the Company’s leases is the initial non-cancelable lease term, which generally equates to between 5 and 10 years. In addition, certain of the Company’s lease agreements provide for scheduled rent increases during the lease terms or for rental payments commencing at a date other than the date of initial occupancy. The Company includes any rent escalations and other rent holidays in its determination of straight-line rent expense. Therefore, rent expense for new locations is charged to expense upon the commencement date of the lease.
Earnings Per Share Data
Earnings per share are based on the weighted average number of shares outstanding during the period after consideration of the dilutive effect, if any, for common stock equivalents, including stock options, restricted stock, and other stock-based compensation. Earnings per common share are computed in accordance with ASC No. 260, Earnings Per Share, which requires companies to present basic earnings per share and diluted earnings per share. Basic earnings per share are computed by dividing net income allocable to common stockholders by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share are computed by dividing net income allocable to common stockholders by the weighted average number of shares of common stock outstanding and dilutive securities outstanding during the year.
Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable and other accrued expenses and debt obligations approximate their fair values due to the short-term maturity of these instruments.
Stock-Based Compensation
The Company maintains two stock-based incentive plans. The Company grants options to purchase common stock at an option price equal to the market value of the stock at the date of grant. Options generally vest over a three year period beginning on the date of grant and have a ten year contractual term.
The Company applies the fair value recognition provisions of ASC No. 718, Compensation-Stock Compensation, which requires all stock-based compensation, including grants of employee stock options, to be recognized in the statement of operations based on their fair values. The Company uses the Black-Scholes option pricing model which requires extensive use of accounting judgment and financial estimates, including estimates of the expected term participants will retain their vested stock options before exercising them and the estimated volatility of the Company’s common stock price over the expected term.
Stock-based compensation expense recognized during the three months ended July 3, 2011 totaled approximately  $151,719 for stock options. Stock-based compensation expense recognized during the six months ended July 3, 2011 totaled approximately  $319,913 for stock options. Stock-based compensation expense was included in general and administrative expenses in the accompanying Consolidated Statements of Operations.

Long Term Debt and Warrants	6 Months Ended
Jul. 03, 2011
Long Term Debt and Warrants [Abstract]
Long Term Debt and Warrants
3.	Long Term Debt and Warrants
2008 Investor Warrants
On December 18 and 21, 2007, January 22, 2008, February 6, 2008, and March 30, 2008, the Company sold 5,720,000, 440,000, 863,000, 1,927,000, and 1,991,000 units (Units), respectively, of its securities at a price of  $1.00 per Unit, in connection with five separate closings (the Closings) of its private placement of securities (the Offering). Each Unit consists of one share of common stock of the Company, par value  $.001 per share (Common Stock), and a warrant to purchase one-half of one share of Common Stock (the 2008 Investor Warrants). A total of 5,470,500 2008 Investor Warrants were issued in conjunction with the closings.
The 2008 Investor Warrants provide for the purchase of shares of Common Stock for five years at an original exercise price of  $1.25 per share. The 2008 Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price or by “cashless exercise” to the extent that a registration statement covering the shares of Common Stock underlying the 2008 Investor Warrants is not in effect following the one year anniversary of issuance. A “cashless exercise” means that in lieu of paying the aggregate purchase price for the shares being purchased upon exercise of the 2008 Investor Warrants in cash, the holder will forfeit a number of shares underlying the 2008 Investor Warrants with a “fair market value” equal to such aggregate exercise price. The Company will not receive additional proceeds to the extent that 2008 Investor Warrants are exercised by cashless exercise. As a result of the Company’s recent private placement, the exercise price of the 2008 Investor Warrants was reduced to  $0.59 pursuant to the terms of such warrants.
The exercise price and number of shares of Common Stock issuable on exercise of the 2008 Investor Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or our recapitalization, reorganization, merger or consolidation. The 2008 Investor Warrants are also subject to a weighted average price protection for the term of the 2008 Investor Warrants.
Through March of 2008, the Company paid the placement agent retained in connection with the Offering (the 2008 Placement Agent) a commission of 10% of the funds raised from the investors in connection with the Closings. In addition, the 2008 Placement Agent received warrants (the 2008 Placement Agent Warrants) to purchase a number of shares of Common Stock equal to 20% of the shares of Common Stock included in the Units sold to investors. As a result of the foregoing, the 2008 Placement Agent was paid commissions of  $1,294,100 and received warrants to purchase 2,988,200 shares of Common Stock. The terms of these warrants were similar to those of the 2008 Investor Warrants, except that they had a seven-year term and  $1.00 original exercise price. As a result of the Company’s recent private placement, the exercise price of the 2008 Placement Agent Warrants was reduced to  $0.49 pursuant to the terms of such warrants.
The Company is subject to a derivative warrant liability instrument due to the fact that the related contract is not indexed to its own stock, as specified by ASC No. 815-40, Derivatives and Hedging-Contracts in entity’s Own Equity. The derivative is accounted for and classified as a “warrant liability” within the liabilities section of the consolidated balance sheet. The change in the fair value of the derivative is included within “Other income (expenses)” in the consolidated statements of operations. The change in the fair value of the derivative instrument affects the “Change in fair value of warrant liability” line in the “Cash flows from operating activities” section of the consolidated statements of cash flows.
At the date of issuance of the 2008 Investor Warrants and 2008 Placement Agent Warrants, based upon evaluation under applicable ASC No. 815 Derivatives and Hedging guidance, the Company initially determined that the financial instrument did not constitute a derivative, and, accordingly, reflected the balance within additional paid-in capital as of December 28, 2008 in the Company’s Form 10-K. During the fiscal quarter ended March 29, 2009, the Company re-assessed this categorization based upon the clarified “indexed to an entity’s own stock” criteria specified within ASC No. 815-40, which was effective for fiscal years beginning after December 15, 2008, and concluded that the financial instrument constituted a derivative. The aggregate fair value of the derivative at inception was determined to be  $3,512,272, which was recorded as a derivative liability during the fiscal quarter ended March 29, 2009. At December 29, 2008, the aggregate fair value of the derivatives was  $353,248. The decrease in the fair value of the derivative in the aggregate amount of  $3,159,024 upon adoption of ASC No. 815-40 was recorded in the consolidated statements of changes in stockholders’ equity as a cumulative adjustment gain on derivative during the fiscal quarter ended March 29, 2009.
At July 3, 2011, the aggregate fair value of the derivative was  $642,277. The decrease in the fair value of the derivative was in the aggregate amount of  $490,987 and  $809,392 during the fiscal quarter and six months ended July 3, 2011 respectively. The decrease in the fair value of the derivative was recorded in the consolidated statement of operations as other income. As a result of the most recent financing during 2010 and pursuant to the terms of the 2008 Investor Warrants, the exercise price was changed to  $0.54 from  $0.59.
The derivative is not intended to hedge any specific risk exposures, such as fluctuating interest rates, exchange rates, commodity prices, etc. Therefore, the derivative constitutes neither a cash flow hedge, nor a fair value hedge. The volume of derivative activity relates solely to the derivative warrant liability instrument itself, and changes in fair value thereon.
Tabular disclosure of the fair value of the derivative instrument in the consolidated balance sheets, and the effect of the derivative instrument on the consolidated balance sheets follows:

	As of July 3, 2011
	Liability Derivatives
	Balance Sheet
	Location	Fair Value
Derivatives designated as hedging instruments under FAS 133:
None

Derivatives not designated as hedging instruments under FAS 133:
Derivative warrant liability	Long-term liabilities	$642,277

Total derivatives		$642,277
The effect of the derivative instrument on the consolidated statements of operations for the quarter ended July 3, 2011 follows:

		Amount of Gain (Loss)	Amount of Gain
		Recognized in Income on	(Loss) Recognized in
	Location of Gain	Derivative	Income on Derivative
	(Loss) Recognized in	Three months ended	Six months ended
	Income on Derivative	July 3, 2011	July 3, 2011
Derivatives not designated as hedging instruments under FAS 133:
Derivative warrant liability	Other Income (Expense)	$490,987	$809,392

Total		$490,987	$809,392
The fair value of the warrant liability was determined using the Black Scholes Option Pricing method. The valuation methodology uses a combination of observable (Level 2) and unobservable (Level 3) inputs in calculating fair value. As required by ASC 820, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The fair value of the warrant liability was estimated on the date of issuance, as of December 29, 2008, and as of July 3, 2011, using the following assumptions:

	At Issuance	January 2, 2011	July 3, 2011
Expected term (years)	5 -7 Years	2 - 4 Years	2 - 4 Years
Expected volatility	32.34%	156.3%	140.77%
Risk-free interest rate	2.46%	0.61%	0.85%
Expected annual dividend	0.00%	0.00%	0.00%
The table below sets forth a summary of changes in the fair value of the Company’s level 3 derivative at December 29, 2008, and for the six months ended July 3, 2011:

Balance as of December 29, 2008	$—
Fair Value of warrant liability at issuance	3,512,272
Decrease in fair value at December 29, 2008	(3,159,024)
Decrease in fair value at December 27, 2009	(349,498)
Increase in fair value at January 2, 2011	1,447,919
Decrease in fair value during quarter ended April 3, 2011	(318,405)
Decrease in fair value during quarter ended July 3, 2011	(490,987)
Balance as of July 3, 2011	$642,277
2009 Warrants
On March 19, 2009, the Company sold 8% Senior Secured Convertible Debentures (the Debentures) to investors in the principal amount of  $3,315,000 and issued warrants (the 2009 Warrants and, collectively with the Debentures, the Securities) to purchase 12,750,000 shares of our Common Stock to such investors in connection with the first closing of our private placement of securities (the 2009 Offering). On April 20, 2009, the Company sold an additional  $2,559,000 of Debentures in connection with the final closing of its private offering to accredited investors. The addition of both closings is  $5,874,000 of Debentures. The Debentures bore interest at a rate of 8% and are due three years from the date they are issued. The Debentures were convertible into shares of Common Stock at  $0.13 per share. In addition, each investor will received 5-year detachable warrants to purchase a number of shares of Common Stock equal to 50% of the shares underlying the Investor’s Debenture. Interest on the Debentures a rate of 8% per annum was payable on a quarterly basis. Subject to certain conditions, the Company had the right to pay interest on the Debentures in either cash or shares of Common Stock, or in a combination of cash and Common Stock. After the one year anniversary of the first closing of the 2009 Offering, the Company has the right to redeem the Debentures at a 20% premium, subject to certain conditions. Subject to certain conditions, the Company has the right to force conversion of the Debentures into shares of Common Stock. The Company has filed a registration statement with the Securities and Exchange Commission covering all shares of Common Stock issuable upon conversion of the Debentures and/or exercise of the 2009 Warrants.
The Company paid Garden State Securities, Inc., the placement agent retained in connection with the 2009 Offering (the 2009 Placement Agent), (i) a commission of 10% of the aggregate subscription amount of the Securities sold in the 2009 Offering, plus (ii)  $50,000 for its legal fees and expenses, plus (iii) a non-accountable expense allowance equal to 3% of the aggregate subscription amount of the Securities sold in the 2009 Offering. In addition, the 2009 Placement Agent (or its assigns) received warrants (the 2009 Placement Agent Warrants) to purchase a number of shares of Common Stock equal to twenty percent (20%) of the maximum number of shares of Common Stock underlying the Debentures and 2009 Warrants sold in the 2009 Offering. As a result of the foregoing, the 2009 Placement Agent was paid a commission of  $587,400 plus a non-accountable expense allowance of  $176,220 and received warrants to purchase 5,100,000 shares of Common Stock for March 2009 first closing, and 3,936,923 for April 2009 second and final closing in connection with the 2009 Offering. The terms of these warrants were similar to those of the 2009 Warrants.
In conjunction with the Debentures and the 2009 Warrants, the Company recorded a debt discount of  $3,130,200 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the three year term of the debentures. Since the inception of the Debentures through the first fiscal quarter of 2011 ended on April 3, 2011 the Company has recorded interest expense of  $3,090,379 in connection with the debt discount on the warrants and the beneficial conversion feature. Of the  $3,130,200 in debt discount,  $571,200 had an effective interest rate of 15.18%, and  $2,559,000 had an effective interest rate of 82.97%. The Company has undergone additional financing in order to fund future working capital requirements.
Since the issuance of the debentures through September 30, 2010, debentures holders converted their debentures into common stock in the amount of  $74,000. On October 1, 2010, the Company consummated the cancellation of ninety-eight percent (98%) of its outstanding 8% Senior Secured Convertible Debentures (the “Debentures”) in exchange (the “Debenture Exchange”) for shares of the Company Series A 8% Convertible Preferred Stock (the “Series A Preferred Stock”). An aggregate principal amount of  $5,692,500 of outstanding Debentures was cancelled in exchange for 56,925 shares of Series A Preferred Stock.
Effective immediately with respect to one-half of the shares of Series A Preferred Stock issued in connection with the Debenture Exchange, and effective January 1, 2011 with respect to the remaining shares of Series A Preferred Stock issued in connection with the Debenture Exchange, each holder of Series A Preferred Stock may convert his, her or its shares of Series A Preferred Stock into shares of Common Stock at a conversion price equal to  $0.13 (“Series A Conversion Price”). The number of shares of the common stock into which the Series A Preferred Stock is currently convertible is 39,942,308. However, the number of shares of Common Stock into which the Series A Preferred Stock is convertible is subject to adjustment to prevent dilution in the event of a stock split or stock dividend. The Series A Conversion Price is also subject to a weighted average price protection. Effective January 1, 2011, the Company may, at its election, require the conversion of the Series A Preferred Stock to shares of Common Stock at the Series A Conversion Price if the closing price of the Common Stock for 10 consecutive trading days equals or exceeds 300% of the Series A Conversion Price and the average daily volume of the shares of Common Stock for the same period exceeds 250,000 shares. The terms of the Series A Preferred Stock are more fully set forth in the Certificate of Designation attached hereto as Exhibit 3.2 and incorporated herein by reference.
In order to induce the conversion and extinguishment of debt, the exercise price of the Common Stock Purchase Warrants issued to the investors in connection with their Debentures was reduced from  $0.14 to  $0.09 per share of Common Stock, and the termination date of the Common Stock Purchase Warrants was extended to the six year anniversary of the initial exercise dates of the warrants. In addition, the Common Stock Purchase Warrants were modified so that such warrants are not exercisable until the one year anniversary of the closing of the Debenture Exchange.

Stock-Based Compensation	6 Months Ended
Jul. 03, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
4.	Stock-Based Compensation
The Company has two share-based, shareholder approved employee compensation plans, the KnowFat 2004 Stock Option Plan (the 2004 Plan) and the UFood 2007 Equity Incentive Plan (the 2007 Plan, and together with the 2004 Plan, the Equity Plans), which are described below.
The Company estimates the fair value of stock options using a Black Scholes option pricing model. Key inputs used to estimate the fair value of stock options include the exercise price of the award, the expected option term, the expected volatility of the Company’s stock over the option’s expected term, the risk-free interest rate over the option’s expected term, and the Company’s expected annual dividend yield.
The 2004 Plan
Under the terms of the 2004 Plan, the Company was authorized to grant incentive stock options (ISO’s), non-qualified stock options and restricted stock for up to 32,757 shares of common stock in the aggregate, to employees, officers, directors, consultants and agents of the Company. The Company believes that such awards align the interests of its employees with those of its shareholders. In general, stock option awards under the 2004 Plan are granted with an exercise price equal to the fair value of the Company’s stock at the date of grant, vest over a three-year period and expire ten years from the date of grant. As a result of the Merger, no awards will be made under the 2004 Plan after December 18, 2007.
The 2007 Plan
There were no awards under the 2007 Plan prior to December 18, 2007. Awards of ISO’s, non-qualified stock options, stock appreciation rights, restricted stock units, restricted stock or performance units may be made under the 2007 Plan of up to a maximum of 9,000,000 shares of Common Stock to employees, directors, consultants and agents of the Company. The Company believes awards under the 2007 Plan align the interests of its employees with those of its shareholders. On April 1st, 2010 the Company’s Board of Directors approved the grant of 2,070,000 options to purchase shares of the Company’s common stock to Officers and employees, fully vested at grant. At July 3, 2011, there were 5,711,849 stock options outstanding under the 2007 Plan. At July 3, 2011, options to purchase 5,711,849 shares of Common Stock were exercisable at a weighted average exercise price of  $0.19.
Activity under the 2007 Plan for the six months ended July 3, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding at January 2, 2011	5,884,990	$0.19	7.9	$200,500
Granted	—	—	—
Exercised	—	—	—
Forfeited	(173,141)	—	—

Outstanding at July 3, 2011	5,711,849	$0.19	7.4	$—

Exercisable at July 3, 2011	5,711,849	$0.19	7.4	$—

At July 3, 2011 there were 3,288,151 options available for grant under the 2007 Plan. The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of  $0.15 as of July 3, 2011 which would have been received by the options holders had all option holders exercise their options as of that date.
Other Equity Awards
On April 1st, 2010 the Company’s Board of Directors approved the grant of non-qualified stock options to purchase 600,000 shares of the Company’s common stock with an exercise price of  $0.19 and a vesting schedule of equal amounts over the next four months to Mr. Richard Fisher. This grant was pursuant to the terms of his consulting agreement with the Company. As a result of this grant the Company recognized an expense of  $39,853.
Also on June 12, 2010, the Board of Directors approved the grant of 10,000 Series “B” Preferred Shares to Summit Trading Limited according to its service agreement to provide investor relations and public relations services to the Company. These preferred shares were fully vested at the execution of the agreement. The face value of the preferred shares is  $100 per share and the conversion price to common stock is  $0.23. Pursuant to Section 3 of the Agreement, the Company terminated the agreement on December 8, 2010 which such cancelation reduced the number of preferred shares to be issued by one-half to 5,000 shares. As a result of this grant, General and Administrative expenses recorded an expense of  $500,000 of stock-based compensation expense.
On June 30th, 2010 the Company’s Board of Directors awarded to its vendors, executives, Board of Directors and employees, non-qualified stock options to purchase 7,703,673 shares of the Company’s common stock with an exercise price of  $0.19. The vesting schedule varies from one year through three years. As a result of this grant, the Company will recognize an expense in the total amount of  $1,519,255 over the vesting period. At July 3, 2011 there was  $634,827 of total unrecognized compensation cost related to non-vested options granted outside of any Plan. This cost will be recognized over approximately 27 months.
On November 17, 2010 the Company’s Board of Directors awarded to Jeffrey Bonasia, a marketing consultant, non-qualified stock options to purchase 250,000 shares of the Company’s common stock with an exercise price of  $0.27. The vesting schedule is over a five month period pursuant to his consulting agreement with the Company. The Company will recognize an expense in the total amount of  $55,631 over the vesting period.
On April 27, 2011 the Company’s Board of Directors awarded the following grants:

		Number of	Exercise
Name	Type	Shares	Price	Termination	Vesting Schedule

Charles Yelen	Warrant	10,000	$0.16	5 years from the date of grant	All shares vest upon date of grant

Charles Yelen	Warrant	10,000 to be granted upon the opening of each of three stores	Market closing price at grant	5 years from the date of grant	All shares vest upon date of grant

Charles Yelen	Warrant	2,000 to be granted upon the opening of each of store after the third store	Market closing price at grant	5 years from the date of grant	All shares vest upon date of grant

		Number of	Exercise
Name	Type	Shares	Price	Termination	Vesting Schedule

Jeffrey Bonasia	Non-Qualified stock options	500,000	$0.16	5 years from the date of grant	Equal monthly amounts for 24 months following the date of the grant.

Health Corp	Shares of common stock	20,000	None	None	None

MK3	Non-qualified stock options	69,625	$0.16	10 years from the date of grant	All shares vest upon date of the grant

John Howell	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

Raymund c. King	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant

Paul W. Essex	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

William A. Chatfield	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

William J. Blalock	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

Mark R. Milliken	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

Stacey Bell	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.
Activity of Non-Qualified Stock Options outside of any plan from January 2, 2011 through July 3, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value

Outstanding at January 2, 2011	8,728,673	$0.19	9.2	$245,993
Granted	744,625	0.16	—
Forfeited	(174,000)	0.19	—

Outstanding at July 3, 2011	9,299,298	$0.19	7.7	$-0-

Exercisable at July 3, 2011	6,090,509	$0.19	7.7	$-0-

Capital Stock	6 Months Ended
Jul. 03, 2011
Capital Stock [Abstract]
Capital Stock
5.	Capital Stock
2010 Private Placement
Series “B” Preferred Stock
On October 4 and October 29, 2010, the Company issued and sold 27,950 shares and 6,450 shares, respectively, of Series B 8% Convertible Preferred Stock, par value  $0.001 per share (the Series “B” Preferred Stock), at  $100.00 per share for a total of  $3,440,000. Effective January 1, 2011, each holder of the Series “B” Preferred Stock may convert his, her or its shares of Series “B” Preferred Stock into shares of Common Stock at a conversion price equal to  $0.23. The Series “B” Preferred Stock is convertible into 14,956,522 shares of Common Stock at the original conversion price. However, the number of shares is subject to adjustment to prevent dilution in the event of a stock split or stock dividend. The Series B conversion price is also subject to a weighted average price protection. Effective January 1, 2011, the Company may, at its election, require the conversion of the Series “B” Preferred Stock to shares of Common Stock at the Series B Conversion Price if the closing price of the Common Stock for 10 consecutive trading days equals or exceeds 300% of the Series B Conversion Price and the average daily volume of the shares of Common Stock for the same period exceeds 250,000 shares.
Each investor who participated in the Offering also received a warrant to purchase 100 shares of common stock of the Company, par value  $0.001 per share (the “Common Stock”), per share of Preferred Stock purchased (the “Investor Warrants”). The Company issued warrants to purchase an aggregate of 3,440,000 shares of Common Stock to investors who participated in the Offering.
The Company paid Garden State Securities, Inc., the exclusive placement agent retained in connection with the Offering (the “Placement Agent”), a commission of 10% of the funds raised from the investors in connection with each closing of the Offering. In addition, the Placement Agent received warrants (the “Placement Agent Warrants”) to purchase a number of shares of Common Stock equal to 15% of the shares of Common Stock underlying the shares of Series “B” Preferred Stock sold to investors in connection with the each closing of the Offering. As a result of the foregoing, the Placement Agent was paid a commission of  $344,000 and received warrants to purchase 2,243,478 shares of Common Stock in connection with the both closings of the Offering.
The holders of Series “B” Preferred Stock will be entitled to receive, before any cash is paid out or set aside for any shares of the Company’s Common Stock (but on an equal basis with the Company’s Series A 8% Redeemable Convertible Preferred Stock) dividends at the annual rate of 8% of the Stated Value of the Preferred Shares, subject to adjustment for stock splits, etc. The dividends will be accruing and cumulative and will be paid upon the occurrence of a liquidation, deemed liquidation, dissolution or redemption if not previously declared and paid.
We evaluated the Series “B” Preferred Stock issued and have recorded the intrinsic value of the embedded beneficial conversion feature of  $1,793,428 as additional paid in capital. The embedded beneficial conversion feature was treated as a deemed dividend and, as such, has been expensed to retained earnings.
Warrants
As stated above, the Company issued to each investor who participated in the Offering a warrant to purchase 100 shares of common stock of the Company, par value  $0.001 per share (the “Common Stock”), per share of Preferred Stock purchased (the “Investor Warrants”). The Company issued warrants to purchase an aggregate of 3,440,000 shares of Common Stock to the participating investors. Also, the Company issued to the placement agent warrants to purchase an aggregate of 2,243,478 shares of common stock in connection with the most private placement.
The Investor Warrants provide for the purchase of shares of Common Stock for five years at an exercise price of  $0.29 per whole share. A “cashless exercise” means that in lieu of paying the aggregate purchase price for the shares being purchased upon exercise of the Investor Warrants in cash, the holder will forfeit a number of shares underlying the Investor Warrants with a “fair market value” equal to such aggregate exercise price. The Company will not receive additional proceeds to the extent that Investor Warrants are exercised by cashless exercise.
The exercise price and number of shares of Common Stock issuable on exercise of the Investor Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or our recapitalization, reorganization, merger or consolidation. The Investor Warrants are also subject to a weighted average price protection for the term of the Investor Warrants. The Placement Agent Warrants are substantially identical to the terms of the Investor Warrants except that the Placement Agent Warrants have cashless exercise rights to the extent that a registration statement covering the shares of Common Stock underlying the Placement Agent Warrants is not in effect six months following the date of issuance.
Furthermore, we have calculated the relative fair value of the warrants on their date of grant, which was determined to be  $1,074,563 and was recorded as additional paid-in capital. The fair value of the warrants was computed using the Black-Scholes option pricing model. The fair value of the warrants was calculated on the dates of issuance, using the following assumptions:

	October 4, 2010	October 29, 2010
Expected term (years)	5 Years	5 Years
Expected volatility	118.45%	118.45%
Risk-free interest rate	1.26%	1.17%
Expected annual dividend	0.00%	0.00%
Debentures conversion into Series “A” Preferred Stock
On October 1, 2010, the Company extinguished of approximately ninety-eight percent (98%) of the Debentures in exchange for shares of the Company’s Series A 8% Convertible Preferred Stock (the “Series A Preferred Stock”). An aggregate principal amount of  $5,692,500 of outstanding Debentures was extinguished in exchange for 56,925 shares of Series A Preferred Stock. The face value of each preferred share is  $100 with an aggregate value of the transaction of  $5,692,500. The holders of Series A Preferred Stock will be entitled to receive, before any cash is paid out or set aside for any shares of the Company’s Common Stock (but on an equal basis with the Company’s Series B 8% Redeemable Convertible Preferred Stock) dividends at the annual rate of 8% of the Stated Value of the Preferred Shares, subject to adjustment for stock splits, etc. The dividends will be accruing and cumulative and will be paid upon the occurrence of a liquidation, deemed liquidation, dissolution or redemption if not previously declared and paid.
Each holder of Series A Preferred Stock may convert his, her or its shares of Series A Preferred Stock into shares of Common Stock at a conversion price equal to  $0.13. The number of shares of the common stock into which the Series A Preferred Stock is currently convertible is 39,922,308. However, the number of shares of Common Stock into which the Series A Preferred Stock is convertible is subject to adjustment to prevent dilution in the event of a stock split or stock dividend. The Series A Conversion Price is also subject to a weighted average price protection. Effective January 1, 2011, the Company may, at its election, require the conversion of the Series A Preferred Stock to shares of Common Stock at the Series A Conversion Price if the closing price of the Common Stock for 10 consecutive trading days equals or exceeds 300% of the Series A Conversion Price and the average daily volume of the shares of Common Stock for the same period exceeds 250,000 shares.
Approximately  $2,200,869 of the debt discount relating to the beneficial conversion option and the 2009 Warrants issued to the Debenture holders was recorded to interest expense as a result of the extinguishment of the Debentures. Furthermore, the intrinsic value of the beneficial conversion feature at the date of extinguishment was calculated to be approximately  $5,692,500 and, as such, we recorded a gain on extinguishment of debt for that amount.
We have evaluated the Series A Preferred Stock issued and have recorded the intrinsic value of the embedded beneficial conversion feature of  $5,692,443 as additional paid in capital. The embedded beneficial conversion feature was treated as a deemed dividend and, as such, has been recorded to retained earnings.
In conjunction with the extinguishment of debt, the Company modified the exercise price of the 2009 Warrants. The exercise price was reduced from  $0.14 to  $0.09 per share of Common Stock. As such, we have calculated the fair value of the warrants on the date of the modification to be approximately  $6,181,501 and recorded the increase in fair value of  $4,616,401 as an addition to additional paid-in capital. The fair value of the warrants was computed using the Black-Scholes option pricing model. The Company assumed a risk-free interest rate of 1.17%, no dividends, expected volatility of approximately 118.45%, which was calculated based on a combination of historical volatility and the history of comparable peer companies, and an expected warrant life of approximately 5 years.

Income Taxes	6 Months Ended
Jul. 03, 2011
Income Taxes [Abstract]
Income Taxes
6.	Income Taxes
The Company applies the provisions of ASC No. 740-10-25, Accounting for Uncertainty in Income Taxes which requires that the impact of tax positions taken by the Company be recognized in the financial statements if they are more likely than not of being sustained based upon the technical merits of the position. The Company has a valuation allowance against the full amount of its net deferred taxes. The Company currently provides a valuation allowance against deferred taxes when it is more likely than not that some portion, or all, of its deferred tax assets will not be realized.
No provision for current income taxes has been recorded for the three and six months ended July 3, 2011 and June 27, 2010 due to the Company’s cumulative net losses. Significant components of deferred tax assets are net operating loss carryforwards; start-up costs and organizational costs capitalized for tax purposes, and deferred revenue. Significant component of deferred tax liabilities is depreciation of property and equipment.
Management has evaluated the evidence bearing upon the realization of its deferred tax assets and has determined that it is more likely than not that the Company will not recognize the benefits of its federal and state deferred tax assets. As a result, the Company has recorded a full valuation allowance against its deferred tax assets. If the Company should generate sustained future taxable income against which these tax attributes might be applied, some portion or all of the valuation allowance would be reversed.
The Company’s income tax returns have not been audited by the Internal Revenue Service (IRS) or any state taxing authority. The years 2007 through 2010 remain open to examination by the IRS and state taxing authority. The Company believes it is not subject to any tax exposure beyond the preceding discussion. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Commitments and Contingencies	6 Months Ended
Jul. 03, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
7.	Commitments and Contingencies
We are subject to legal proceedings and claims which arise in the normal course of business. Although there can be no assurance as to the ultimate outcome, we generally have denied, or believe we have a meritorious defense and will deny, liability in all significant cases pending against us, and we intend to defend vigorously each such case. Based on information currently available, we believe the amount, or range, of reasonably possible losses in connection with the actions against us, in excess of established reserves, in the aggregate, not to be material to our consolidated financial condition or cash flows. However, losses may be material to our operating results for any particular future period, depending on the level of our income for such period.

Supplemental Disclosures of Cash Flow Information	6 Months Ended
Jul. 03, 2011
Supplemental Disclosures of Cash Flow Information [Abstract]
Supplemental Disclosures of Cash Flow Information
8.	Supplemental Disclosures of Cash Flow Information

	Three Months Ended		Six Months Ended
	July 3, 2011	June 27, 2010	July 3, 2011	June 27, 2010

Cash paid during the period for interest	$3,409	$18,639	$7,112	$39,225

Preferred stock dividends paid with common stock	$27,970	$—	$27,970	$—

Property and equipment acquired with capital lease	$—	$—	$—	$8,163

Loss Per Share	6 Months Ended
Jul. 03, 2011
Loss Per Share [Abstract]
Loss Per Share
9.	Loss Per Share
The amounts used for basic and diluted per share calculations are as follows:

	Three Months Ended		Six Months Ended
	July 3, 2011	June 27, 2010	July 3, 2011	June 27, 2010
Net loss allocable to common stockholders	$(587,360)	$(1,390,661)	$(1,493,992)	$(2,586,509)

Weighted average number of shares outstanding — basic and diluted	41,857,226	39,002,440	41,197,964	38,551,920

Basic and diluted per common share	$(0.01)	$(0.04)	$(0.04)	$(0.07)

Diluted earnings (loss) per share are not presented since the effect of the assumed exercise of options and warrants to purchase common stock would have been anti-dilutive. A total of a 66,004,677 and 52,065,042 potential common shares from the assumed exercise of options and warrants were excluded from the calculation of diluted net loss per share for the three and six month periods ended July 3, 2011 and June 27, 2010 respectively, because their inclusion would have been anti-dilutive.

Segment Data	6 Months Ended
Jul. 03, 2011
Segment Data [Abstract]
Segment Data
10.	Segment Data
The Company operates two business segments; Store Operations and Franchise Operations. The Store Operations segment comprises the operating activities of restaurants owned or operated by the Company. The Franchise Operations segment is comprised of the operating activities of the franchise business unit which licenses qualified operators to conduct business under the Knowfat and UFood Grill tradenames and also costs to monitor the operations of these business units. Under the terms of the franchise agreements, the licensed operators pay royalties and fees to the Company in return for the use of the Knowfat and UFood Grill tradenames.
The accounting policies of the segments are the same. Interest expense has been allocated based on operating results and total assets employed in each segment. Inter-segment transactions are uncommon and not material. Therefore, they have not been separately reflected in the financial table below. The totals of the reportable segments’ revenues and net loss agree with the comparable amounts contained in the Company’s consolidated financial statements.
Segment information for the Company’s two business segments follows:

	Three Months Ended		Six Months Ended
	July 3, 2011	June 27, 2010	July 3, 2011	June 27, 2010
Revenues:
Store operations	$1,068,144	$1,199,274	$1,986,213	$2,268,244
Franchise operations	62,907	103,806	119,891	156,974

Total revenue	$1,131,051	$1,303,080	$2,106,104	$2,425,218

Segment income (loss):
Store operations	$(796)	$42,608	$(79,373)	$32,601
Franchise operations	(160,013)	(218,899)	(300,992)	(388,591)

Total segment loss	$(160,809)	$(176,291)	$(380,365)	$(355,990)

Unallocated general and administrative expenses	$563,193	$511,208	$1,241,429	$954,142
Advertising, marketing and promotion	53,175	70,683	115,595	110,335
Depreciation and amortization	95,570	81,093	181,220	164,075

Interest expense, net	10,087	398,201	18,470	779,882
Other (income) expense	(490,987)	153,185	(809,392)	222,085

Net loss	$(395,847)	$(1,390,661)	$(1,127,687)	$(2,586,509)